Intangible Assets - Summary of Development Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 142,165	₩ 140,867
Development in process	154,595	115,473
Development costs	296,760	256,340
Mobile [member]
Disclosure of development costs of intangible assets [line items]
Development completed	79,372	54,405
Development in process	₩ 117,222	₩ 45,496
Remaining Useful life	0.6	0.5
Televisions [member]
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 36,038	₩ 50,223
Development in process	₩ 30,670	₩ 22,392
Remaining Useful life	0.6	0.6
Notebook [member]
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 14,311	₩ 16,207
Development in process	₩ 2,356	₩ 21,950
Remaining Useful life	0.5	0.6
Other Products [Member]
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 12,444	₩ 20,032
Development in process	₩ 4,347	₩ 25,635
Remaining Useful life	0.4	0.6